Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 10,028,000	$ 7,333,000
Stock compensation	1,407,000	1,160,000
Interest expense Sec. 163	55,000
Other, net	146,000	96,000
Net deferred tax assets	11,636,000	8,589,000
Valuation allowance for deferred tax assets	(11,636,000)	(8,589,000)
Net deferred tax assets